TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2025
Trade and other payables [abstract]
TRADE AND OTHER PAYABLES
14	TRADE AND OTHER PAYABLES

	As of December 31, 2025	As of December 31, 2024
	USD	USD
Trade payables:
Amount due to third parties	2,673,054	1,260,351

Other payables:
Accrued payroll and pension	3,054,727	1,055,415
Accrued operating expenses	500,240	136,268
Loan from a third party (interest-bearing)*	506,191	477,836
GST payables	1,716,568	983,659
Provision for taxation	181,756	246,219
Unpaid consideration for acquisition of subsidiaries (Note 8)	1,452,746	-
Amount due to directors of subsidiaries**	361,633	-
Others	390,610	63,365
Total trade and other payables	10,837,525	4,223,113

These amounts are non-interest bearing except a third party loan mentioned below. Trade payables are normally settled on 90 days’ terms.

*	The balance represents a loan from a third party amounting to S$650,000 which equal to $506,191 which is interest-bearing at 8% per annum and repayable on demand.

**	The amount represents non-trade balances that are unsecured, interest-free and repayable on demand.

The remaining other payables to third parties are non-interest bearing and have an average term of 3 months.

The exposure of trade and other payables to liquidity risk is disclosed in Note 24.